Summary of Significant Accounting Policies - Barter Transaction (Details) - Barter Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Revenues	¥ 551	¥ 3,411	¥ 8,770
Expenses	¥ 1,269	¥ 4,516	¥ 11,778